DEPOSITS	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
DEPOSITS

NOTE 4 - DEPOSITS:

The Company’s deposits consist of short-term bank deposits with maturities of more than three months but less than one year. The deposits bear annual interest. Interest earned is recorded as finance income, net in the statement of operations during the years for which the Company held short-term deposits.

As of December 31, 2025, the Company had no deposits.

As of December 31, 2024, the Company had a deposit in NIS at Bank Leumi in the amount of $668, including interest that bore a fixed annual interest of 4.108%.